LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LOANS AND OTHER FINANCING
Total	$ 105,395,186	$ 119,817,347
Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(8,424,714)	(9,192,129)
Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	18,985,410	11,591,985
Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	15,560,935	15,120,031
Overdrafts
LOANS AND OTHER FINANCING
Total	2,497,032	7,621,573
Mortgages [member]
LOANS AND OTHER FINANCING
Total	11,057,838	10,778,277
Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	1,892,193	1,660,828
Personal loans
LOANS AND OTHER FINANCING
Total	21,123,118	22,184,436
Credit card loans
LOANS AND OTHER FINANCING
Total	19,648,760	17,634,810
Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	13,044,920	24,710,532
Other financings [member]
LOANS AND OTHER FINANCING
Total	4,182,653	10,772,364
Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	2,639,515	2,596,259
Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	3,187,526	4,338,381
Sub Total [member]
LOANS AND OTHER FINANCING
Total	113,819,900	129,009,476
Stage 1
LOANS AND OTHER FINANCING
Total	94,618,951	111,705,797
Stage 1 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(1,856,309)	(2,185,274)
Stage 1 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	18,228,303	10,904,372
Stage 1 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	12,407,922	13,579,312
Stage 1 | Overdrafts
LOANS AND OTHER FINANCING
Total	2,034,612	5,908,410
Stage 1 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	7,894,984	8,209,763
Stage 1 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	1,227,511	1,088,637
Stage 1 | Personal loans
LOANS AND OTHER FINANCING
Total	19,046,521	19,124,764
Stage 1 | Credit card loans
LOANS AND OTHER FINANCING
Total	17,420,096	16,133,436
Stage 1 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	9,558,036	22,053,128
Stage 1 | Other financings [member]
LOANS AND OTHER FINANCING
Total	3,293,864	10,541,125
Stage 1 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	2,546,026	2,511,245
Stage 1 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	2,817,385	3,836,879
Stage 1 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	96,475,260	113,891,071
Stage 2
LOANS AND OTHER FINANCING
Total	7,859,709	5,199,694
Stage 2 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(1,988,731)	(1,141,825)
Stage 2 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	610,850	300,364
Stage 2 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	793,555	494,932
Stage 2 | Overdrafts
LOANS AND OTHER FINANCING
Total	159,552	119,964
Stage 2 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	2,118,357	1,550,950
Stage 2 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	312,404	354,852
Stage 2 | Personal loans
LOANS AND OTHER FINANCING
Total	1,452,586	1,518,200
Stage 2 | Credit card loans
LOANS AND OTHER FINANCING
Total	1,839,516	762,996
Stage 2 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,585,023	837,964
Stage 2 | Other financings [member]
LOANS AND OTHER FINANCING
Total	725,488	127,893
Stage 2 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	33,788	22,471
Stage 2 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	217,321	250,933
Stage 2 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	9,848,440	6,341,519
Stage 3
LOANS AND OTHER FINANCING
Total	2,916,526	2,911,856
Stage 3 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(4,579,674)	(5,865,030)
Stage 3 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	146,257	387,249
Stage 3 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	2,359,458	1,045,787
Stage 3 | Overdrafts
LOANS AND OTHER FINANCING
Total	302,868	1,593,199
Stage 3 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	1,044,497	1,017,564
Stage 3 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	352,278	217,339
Stage 3 | Personal loans
LOANS AND OTHER FINANCING
Total	624,011	1,541,472
Stage 3 | Credit card loans
LOANS AND OTHER FINANCING
Total	389,148	738,378
Stage 3 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,901,861	1,819,440
Stage 3 | Other financings [member]
LOANS AND OTHER FINANCING
Total	163,301	103,346
Stage 3 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	59,701	62,543
Stage 3 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	152,820	250,569
Stage 3 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	$ 7,496,200	$ 8,776,886